Property and Equipment - Summary of Reconciliation Changes in Property Plant and Equipment Explanatory (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, opening	$ 4,629	$ 5,563
Acquired (note 3)	1,958
Additions	2,006	2,286
Carrying amount, ending	5,195	4,629
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, opening	3,344	3,492
Acquired (note 3)	955
Additions	1,923	2,102
Carrying amount, ending	3,577	3,344
Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, opening	323	619
Acquired (note 3)	184
Additions	3	3
Carrying amount, ending	357	323
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, opening	154	283
Acquired (note 3)	35
Additions	27	143
Carrying amount, ending	116	154
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, opening	42	49
Acquired (note 3)	14
Additions	28	28
Carrying amount, ending	48	42
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, opening	766	1,120
Acquired (note 3)	770
Additions	25	10
Carrying amount, ending	1,097	766
Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, opening	(3,220)
Carrying amount, ending	(3,398)	(3,220)
Amortization | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, opening	(2,250)
Carrying amount, ending	(2,645)	(2,250)
Amortization | Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, opening	(299)
Carrying amount, ending	(153)	(299)
Amortization | Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, opening	(272)
Carrying amount, ending	(100)	(272)
Amortization | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, opening	(35)
Carrying amount, ending	(36)	(35)
Amortization | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, opening	(364)
Carrying amount, ending	$ (464)	$ (364)